ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2016
ADVANCES TO SUPPLIERS

5. ADVANCES TO SUPPLIERS

Advances to suppliers are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)

Financing fee	—	7,497,988	1,079,935
Advertising fee	255,259	255,259	36,765
Development fee	—	700,000	100,821
Others	642,867	631,918	91,015

	898,126	9,085,165	1,308,536

The Group is financing the development of the CrossFire New Mobile Game through fund-raising on Inner Mongolia Culture Assets and Equity Exchange. As of December 31, 2016, the Group had paid RMB7.5 million (US$1.1 million) as the financing fee of the total funds raised and to be raised amounting to RMB157.5 million (Note 19). According to the agreement, the Group paid the total financing fee RMB7.5 million upon receipt of the first payment as of December 31, 2016 (Note 19).